Convertible debentures (Tables)	9 Months Ended
Sep. 30, 2025
Convertible debentures [abstract]
Schedule of gain on change in fair value

The fair values were determined using the assumptions below:

	December 13, 2024	December 31, 2024	May 5, 2025	May 23, 2025
Share price (CAD)	$5.85	$5.20	$11.86	$15.89
Conversion price (CAD)	$6.25	$6.25	$6.25	$6.25
Expected Volatility	98.04%	100.68%	109.68%	111.59%
Risk free interest rate	2.78%	2.70%	2.83%	2.83%
Expected life	3.00	2.95	2.64	2.60
Credit Spread	25%	25%	25%	25%
Foreign exchange rate	0.7025	0.6952	0.7240	0.7270
	January 20, 2025	February 7, 2025	February 26, 2025
Share price (CAD)	$4.90	$16.16	$8.27
Conversion price (CAD)	$4.85	$4.85	$4.85
Expected Volatility	93.66%	105.28%	104.91%
Risk free interest rate	2.99%	2.63%	2.70%
Expected life	3.00	2.95	2.90
Credit Spread	25%	25%	25%
Foreign exchange rate	0.6978	0.6994	0.6974
March 6, 2025
Share price (CAD)	$6.44
Conversion price (CAD)	$4.85
Expected Volatility	106.09%
Risk free interest rate	2.72%
Expected life	3.00
Credit Spread	25%
Foreign exchange rate	0.6989
	March 28, 2025	April 10, 2025	April 23, 2025	May 12, 2025	May 21, 2025	June 5, 2025
Share price (CAD)	$11.08	$9.38	$9.53	$12.77	$17.03	$18.78
Conversion price (CAD)	$6.60	$6.60	$6.60	$6.60	$6.60	$6.60
Expected Volatility	108.64%	107.93%	108.27%	106.62%	107.09%	107.90%
Risk free interest rate	2.61%	2.81%	2.84%	2.80%	2.97%	2.86%
Expected life	3.00	3.00	2.98	2.93	2.9	2.86
Credit Spread	25%	25%	25%	25%	25%	25%
Foreign exchange rate	0.6952	0.7135	0.7209	0.7144	0.7221	0.7321
Conversion value	$1,954,755	$2,029,678	$2,001,723	$2,612,294	$3,404,094	$3,740,737
	April 15, 2025	July 7, 2025	August/September 2025	September 30, 2025
Share price (USD)	$0.00017	$0.00017	$0.00017	$0.00017
Conversion price (USD)	$0.15000	$0.15000	$0.15000	$0.15000
Expected Volatility	119.78%	132.95%	141.48%	142.50%
Risk free interest rate	2.54%	2.69%	2.50%	2.47%
Expected life (years)	2.00	1.77	1.77	1.56
Credit Spread	25%	25%	25%	25%
Foreign exchange rate	1.39	1.37	1.37	1.39
	July 25, 2025	September 30, 2025
Share price (USD)	$0.00017	$0.00017
Conversion price (USD)	$0.05000	$0.05000
Expected Volatility	168.20%	183.67%
Risk free interest rate	2.77%	2.47%
Expected life (years)	1.00	1.00
Credit Spread	25%	25%
Foreign exchange rate	1.37	1.39
	April 15, 2025	July 7, 2025	August/September 2025	September 30, 2025
Share price (USD)	$0.0047	$0.0047	$0.0047	$0.0046
Exercise price (USD)	$0.0047	$0.0047	$0.0047	$0.0046
Expected dividend yield	-	-	-	-
Risk free interest rate	2.54%	2.69%	2.50%	2.47%
Expected life (years)	2.00	1.77	1.57	1.54
Expected volatility	119.78%	132.95%	141.83%	142.50%
Foreign exchange rate	1.39	1.37	1.37	1.39
	July 25, 2025	September 30, 2025
Share price (USD)	$0.0047	$0.0046
Exercise price (USD)	$0.0047	$0.0046
Expected dividend yield	-	-
Risk free interest rate	2.77%	2.47%
Expected life (years)	2.00	1.82
Expected volatility	168.20%	183.67%
Foreign exchange rate	1.37	1.39

Schedule of convertible debentures

As of September 30, 2025, the Company had the following December 2024 Debenture balance outstanding:

Proceeds	$702,700
Value of conversion option	320,000
Value of warrants (Note 12 [b])	245,147
Initial recognition of debt	$137,553
Accretion expense	14,560
Balance, December 31, 2024	$152,113
Accretion expense	7,426
Balance, date of conversion, May 5, 2025	$159,539
Amount converted	(81,079)
Balance, May 5, 2025	$78,460
Accretion expense	2,630
Balance, date of conversion, May 23, 2025	$81,090
Amount converted	(81,090)
Balance, September 30, 2025	$-
Proceeds	$1,032,744
Value of conversion option	599,770
Value of warrants (Note 12 [c])	405,656
Initial recognition of debt – January 20, 2025	$27,318
Accretion expense	14,186
Balance, date of conversion – February 7, 2025	$41,504
Amount converted	(27,845)
Balance, February 7, 2025	$13,659
Accretion expense	7,519
Balance, date of conversion, February 26, 2025	$21,178
Amount converted	(21,178)
Balance, September 30, 2025	$-
Proceeds	$69,890
Value of conversion option	30,000
Value of warrants (Note 12 [d])	38,702
Initial recognition of debt - March 6, 2025 and date of conversion, March 25, 2025	$1,188
Amount converted	(1,188)
Balance, September 30, 2025	$-
Proceeds	$1,683,352
Value of conversion option	1,954,755
Value of warrants (Note 12 [e])	1,218,875
Loss on issuance of convertible	(1,490,278)
Initial recognition of debt - March 28, 2025	$-
	Unsecured	Secured	Total
Proceeds	$292,467	$122,222	$414,689
Value of conversion option	-	-	-
Value of warrants	-	-	-
Initial recognition of debt	$292,467	$122,222	$414,689

Accretion expense	14,819	487	15,306
Balance, September 30, 2025	$307,286	$122,709	$429,995